Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2024
Statement of cash flows, additional disclosures [Abstract]
Changes in Non-Cash Working Capital
The changes in non-cash working capital are as follows:

	Years ended March 31,	Nine months ended March 31
	2024	2023
	$	$
Accounts receivable	(4,333)	2,966
Biological assets	(46,450)	(50,950)
Inventory	50,065	49,509
Prepaid and other current assets	(548)	(16,655)
Accounts payable and accrued liabilities	(15,699)	(8,080)
Income taxes payable	1,230	98
Deferred revenue	133	(467)
Provisions	—	(1,281)
Deposits	$—	16
Other current liabilities	(25)	8
Changes in non-cash working capital	(15,627)	(24,836)

Supplementary Cash Flow Information
Additional supplementary cash flow information is as follows:

	Years ended March 31,	Nine months ended March 31
	2024	2023
	$	$
Property, plant and equipment in accounts payable	(255)	(193)
Right-of-use asset additions	—	555
Amortization of prepaids	14,416	19,901
Interest paid	11,700	16,933
Interest received	(3,610)	(1,949)